GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill	The following table summarizes changes in the balance of goodwill (amounts in thousands):

Balance at September 30, 2022	$115,632
Foreign currency effect on goodwill	7,916
Balance at September 30, 2023	123,548
Foreign currency effect on goodwill	8,026
Balance at September 30, 2024	$131,574

Schedule of Intangible Assets	The estimated useful lives for all of these intangible assets range from three to seven years and they are amortized on a straight-line basis. Intangible assets as of September 30, 2024 and 2023 are summarized as follows (amounts in thousands, except for years):

September 30, 2024:	Weighted Average Amortization Period (in years)	Cost	Accumulated Amortization	Net
Completed technologies	7.0	$88,435	$40,104	$48,331
Customer relationships	5.0	5,000	2,483	2,517
Trade names	5.0	6,470	3,278	3,192
Covenants not to compete	3.0	$600	$503	97
Total intangible assets		$100,505	$46,368	$54,137

September 30, 2023:	Weighted Average Amortization Period (in years)	Cost	Accumulated Amortization	Net
Completed technologies	6.9	$95,761	$39,254	$56,507
Customer relationships	4.7	25,168	21,396	3,772
Trade names	5.0	7,088	2,967	4,121
Covenants not to compete	3.0	600	326	274
Total intangible assets		$128,617	$63,943	$64,674

Schedule of Estimated Future Amortization Expense
The estimated future amortization expense related to intangible assets for each of the five succeeding fiscal years is expected to be as follows (amounts in thousands):

Estimated Future Amortization Expense
2025	$14,467
2026	13,199
2027	11,982
2028	10,209
2029	4,280
Total	$54,137